Long Term Payable (Details) - Schedule of Loans Payable Represented the Financial Liabilities Amount Due to Financial Lease	Dec. 31, 2023 USD ($)	Sep. 22, 2023 USD ($)	Sep. 22, 2023 CNY (¥)	Dec. 31, 2022 USD ($)
Long term payables:
Long term payables	$ 7,693,706			$ 7,785,471
Current portion	4,710,644	$ 2,816,941	¥ 20,000,000	3,706,628
Non-current portion	2,983,062			4,078,843
Far East International Financial Leasing Co., Ltd. (“Far East”) [Member]
Long term payables:
Long term payables	598,112			2,594,415
China Power Investment Ronghe Financial Leasing Co., Ltd. (“Ronghe”) [Member]
Long term payables:
Long term payables	3,403,003			$ 5,191,056
Zhongguancun Science and Technology Leasing Co., Ltd. (“Zhongguancun”) [Member]
Long term payables:
Long term payables	1,787,700
Xiamen Guomao Chuangcheng Financial Leasing Co., Ltd. (“Guomao”) [Member]
Long term payables:
Long term payables	$ 1,904,891